Finance Leases as Lessee - Schedule of Amounts Recognized in the Combined Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in the Combined Balance Sheet [Abstract]
Finance lease assets	$ 76,535
Lease liabilities, current	57,326
Lease liabilities, non-current	15,368
Total lease liabilities	72,694
Amortization of finance lease assets	38,268
Interest of lease liabilities	$ 1,877
Weighted average discount rate	3.00%
Weighted average remaining lease term	1 year 3 months 25 days